Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Securities
Securities
The table below presents the amortized cost, gross unrealized gains and losses, and fair value of available-for-sale (AFS) debt securities, other debt securities carried at fair value, HTM debt securities and AFS marketable equity securities at December 31, 2014 and 2013.

Debt Securities and Available-for-Sale Marketable Equity Securities

	December 31, 2014
(Dollars in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale debt securities
U.S. Treasury and agency securities	$69,267	$360	$(32)	$69,595
Mortgage-backed securities:
Agency	163,592	2,040	(593)	165,039
Agency-collateralized mortgage obligations	14,175	152	(79)	14,248
Non-agency residential (1)	4,244	287	(77)	4,454
Commercial	3,931	69	—	4,000
Non-U.S. securities	6,208	33	(11)	6,230
Corporate/Agency bonds	361	9	(2)	368
Other taxable securities, substantially all asset-backed securities	10,774	39	(22)	10,791
Total taxable securities	272,552	2,989	(816)	274,725
Tax-exempt securities	9,556	12	(19)	9,549
Total available-for-sale debt securities	282,108	3,001	(835)	284,274
Other debt securities carried at fair value	36,524	261	(364)	36,421
Total debt securities carried at fair value	318,632	3,262	(1,199)	320,695
Held-to-maturity debt securities, substantially all U.S. agency mortgage-backed securities	59,766	486	(611)	59,641
Total debt securities	$378,398	$3,748	$(1,810)	$380,336
Available-for-sale marketable equity securities (2)	$336	$27	$—	$363

	December 31, 2013
Available-for-sale debt securities
U.S. Treasury and agency securities	$8,910	$106	$(62)	$8,954
Mortgage-backed securities:
Agency	170,112	777	(5,954)	164,935
Agency-collateralized mortgage obligations	22,731	76	(315)	22,492
Non-agency residential (1)	6,124	238	(123)	6,239
Commercial	2,429	63	(12)	2,480
Non-U.S. securities	7,207	37	(24)	7,220
Corporate/Agency bonds	860	20	(7)	873
Other taxable securities, substantially all asset-backed securities	16,805	30	(5)	16,830
Total taxable securities	235,178	1,347	(6,502)	230,023
Tax-exempt securities	5,967	10	(49)	5,928
Total available-for-sale debt securities	241,145	1,357	(6,551)	235,951
Other debt securities carried at fair value	34,145	34	(1,335)	32,844
Total debt securities carried at fair value	275,290	1,391	(7,886)	268,795
Held-to-maturity debt securities, substantially all U.S. agency mortgage-backed securities	55,150	20	(2,740)	52,430
Total debt securities	$330,440	$1,411	$(10,626)	$321,225
Available-for-sale marketable equity securities (2)	$230	$—	$(7)	$223

(1)	At December 31, 2014 and 2013, the underlying collateral type included approximately 76 percent and 89 percent prime, 14 percent and seven percent Alt-A, and 10 percent and four percent subprime.

(2)	Classified in other assets on the Consolidated Balance Sheet.
At December 31, 2014, the accumulated net unrealized gain on AFS debt securities included in accumulated OCI was $1.3 billion, net of the related income taxes of $823 million. At December 31, 2014 and 2013, the Corporation had nonperforming AFS debt securities of $161 million and $103 million.
The table below presents the components of other debt securities carried at fair value where the changes in fair value are reported in other income. In 2014, the Corporation recorded unrealized mark-to-market net gains in other income of $1.2 billion and realized gains of $275 million on other debt securities carried at fair value, which exclude the impact of certain hedges, the results of which are also reported in other income, compared to unrealized mark-to-market net losses of $1.3 billion and realized losses of $963 million in 2013.

Other Debt Securities Carried at Fair Value

	December 31
(Dollars in millions)	2014	2013
U.S. Treasury and agency securities	$1,541	$4,062
Mortgage-backed securities:
Agency	15,704	16,500
Agency-collateralized mortgage obligations	—	218
Non-agency residential	3,745	—
Commercial	—	749
Non-U.S. securities (1)	15,132	11,315
Other taxable securities, substantially all asset-backed securities	299	—
Total	$36,421	$32,844

(1)	These securities are primarily used to satisfy certain international regulatory liquidity requirements.
The table below presents gross realized gains and losses on sales of AFS debt securities for 2014, 2013 and 2012.

Gains and Losses on Sales of AFS Debt Securities

(Dollars in millions)	2014	2013	2012
Gross gains	$1,366	$1,302	$2,128
Gross losses	(12)	(31)	(466)
Net gains on sales of AFS debt securities	$1,354	$1,271	$1,662
Income tax expense attributable to realized net gains on sales of AFS debt securities	$515	$470	$615

The table below presents the amortized cost and fair value of the Corporation’s debt securities carried at fair value and HTM debt securities from Fannie Mae (FNMA), the Government National Mortgage Association (GNMA), U.S. Treasury and Freddie Mac (FHLMC), where the investment exceeded 10 percent of consolidated shareholders’ equity at December 31, 2014 and 2013.

Selected Securities Exceeding 10 Percent of Shareholders’ Equity

	December 31
	2014		2013
(Dollars in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fannie Mae	$130,725	$131,418	$123,813	$118,708
Government National Mortgage Association	98,278	98,633	118,700	115,314
U.S. Treasury	68,481	68,801	10,533	10,428
Freddie Mac	28,288	28,556	24,908	24,075

The table below presents the fair value and the associated gross unrealized losses on AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or for 12 months or longer at December 31, 2014 and 2013.

Temporarily Impaired and Other-than-temporarily Impaired AFS Debt Securities

	December 31, 2014
	Less than Twelve Months		Twelve Months or Longer		Total
(Dollars in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Temporarily impaired available-for-sale debt securities
U.S. Treasury and agency securities	$10,121	$(22)	$667	$(10)	$10,788	$(32)
Mortgage-backed securities:
Agency	1,366	(8)	43,118	(585)	44,484	(593)
Agency-collateralized mortgage obligations	2,242	(19)	3,075	(60)	5,317	(79)
Non-agency residential	307	(3)	809	(41)	1,116	(44)
Non-U.S. securities	157	(9)	32	(2)	189	(11)
Corporate/Agency bonds	43	(1)	93	(1)	136	(2)
Other taxable securities, substantially all asset-backed securities	575	(3)	1,080	(19)	1,655	(22)
Total taxable securities	14,811	(65)	48,874	(718)	63,685	(783)
Tax-exempt securities	980	(1)	680	(18)	1,660	(19)
Total temporarily impaired available-for-sale debt securities	15,791	(66)	49,554	(736)	65,345	(802)
Other-than-temporarily impaired available-for-sale debt securities (1)
Non-agency residential mortgage-backed securities	555	(33)	—	—	555	(33)
Total temporarily impaired and other-than-temporarily impaired available-for-sale debt securities	$16,346	$(99)	$49,554	$(736)	$65,900	$(835)

	December 31, 2013
Temporarily impaired available-for-sale debt securities
U.S. Treasury and agency securities	$5,770	$(61)	$19	$(1)	$5,789	$(62)
Mortgage-backed securities:
Agency	132,032	(5,457)	9,324	(497)	141,356	(5,954)
Agency-collateralized mortgage obligations	13,438	(210)	2,661	(105)	16,099	(315)
Non-agency residential	819	(15)	1,237	(106)	2,056	(121)
Commercial	286	(12)	—	—	286	(12)
Non-U.S. securities	—	—	45	(24)	45	(24)
Corporate/Agency bonds	106	(3)	282	(4)	388	(7)
Other taxable securities, substantially all asset-backed securities	116	(2)	280	(3)	396	(5)
Total taxable securities	152,567	(5,760)	13,848	(740)	166,415	(6,500)
Tax-exempt securities	1,789	(30)	990	(19)	2,779	(49)
Total temporarily impaired available-for-sale debt securities	154,356	(5,790)	14,838	(759)	169,194	(6,549)
Other-than-temporarily impaired available-for-sale debt securities (1)
Non-agency residential mortgage-backed securities	2	(1)	1	(1)	3	(2)
Total temporarily impaired and other-than-temporarily impaired available-for-sale debt securities	$154,358	$(5,791)	$14,839	$(760)	$169,197	$(6,551)

(1)	Includes other-than-temporarily impaired AFS debt securities on which an OTTI loss, primarily related to changes in interest rates, remains in accumulated OCI.
The Corporation recorded other-than-temporary impairment (OTTI) losses on AFS debt securities in 2014, 2013 and 2012 as presented in the Net Impairment Losses Recognized in Earnings table. Substantially all OTTI losses in 2014, 2013 and 2012 consisted of credit losses on non-agency residential mortgage-backed securities (RMBS) and were recorded in other income in the Consolidated Statement of Income. A debt security is impaired when its fair value is less than its amortized cost. If the Corporation intends or will more-likely-than-not be required to sell a debt security prior to recovery, the entire impairment loss is recorded in the Consolidated Statement of Income. For AFS debt securities the Corporation does not intend or will not more-likely-than-not be required to sell, an analysis is performed to determine if any of the impairment is due to credit or whether it is due to other factors (e.g., interest rate). Credit losses are considered unrecoverable and are recorded in the Consolidated Statement of Income with the remaining unrealized losses recorded in OCI. In certain instances, the credit loss on a debt security may exceed the total impairment, in which case, the excess of the credit loss over the total impairment is recorded as an unrealized gain in OCI.

Net Impairment Losses Recognized in Earnings

(Dollars in millions)	2014	2013	2012
Total OTTI losses (unrealized and realized)	$(30)	$(21)	$(57)
Unrealized OTTI losses recognized in OCI	14	1	4
Net impairment losses recognized in earnings	$(16)	$(20)	$(53)

The table below presents a rollforward of the credit losses recognized in earnings in 2014, 2013 and 2012 on AFS debt securities that the Corporation does not have the intent to sell or will not more-likely-than-not be required to sell.

Rollforward of Credit Losses Recognized

(Dollars in millions)	2014	2013	2012
Balance, January 1	$184	$243	$310
Additions for credit losses recognized on AFS debt securities that had no previous impairment losses	14	6	7
Additions for credit losses recognized on AFS debt securities that had previously incurred impairment losses	2	14	46
Reductions for AFS debt securities matured, sold or intended to be sold	—	(79)	(120)
Balance, December 31	$200	$184	$243

The Corporation estimates the portion of a loss on a security that is attributable to credit using a discounted cash flow model and estimates the expected cash flows of the underlying collateral using internal credit, interest rate and prepayment risk models that incorporate management’s best estimate of current key assumptions such as default rates, loss severity and prepayment rates. Assumptions used for the underlying loans that support the mortgage-backed securities (MBS) can vary widely from loan to loan and are influenced by such factors as loan interest rate, geographic location of the borrower, borrower characteristics and collateral type. Based on these assumptions, the Corporation then determines how the underlying collateral cash flows will be distributed to each MBS issued from the applicable special purpose entity. Expected principal and interest cash flows on an impaired AFS debt security are discounted using the effective yield of each individual impaired AFS debt security.
Significant assumptions used in estimating the expected cash flows for measuring credit losses on non-agency RMBS were as follows at December 31, 2014.

Significant Assumptions

		Range (1)
	Weighted- average	10th Percentile (2)	90th Percentile (2)
Prepayment speed	15.3%	3.1%	29.9%
Loss severity	35.2	11.8	44.7
Life default rate	39.6	1.5	98.6

(1)	Represents the range of inputs/assumptions based upon the underlying collateral.

(2)	The value of a variable below which the indicated percentile of observations will fall.
Annual constant prepayment speed and loss severity rates are projected considering collateral characteristics such as loan-to-value (LTV), creditworthiness of borrowers as measured using FICO scores, and geographic concentrations. The weighted-average severity by collateral type was 31.0 percent for prime, 34.1 percent for Alt-A and 45.0 percent for subprime at December 31, 2014. Additionally, default rates are projected by considering collateral characteristics including, but not limited to, LTV, FICO and geographic concentration. Weighted-average life default rates by collateral type were 24.5 percent for prime, 42.4 percent for Alt-A and 42.0 percent for subprime at December 31, 2014.
The expected maturity distribution of the Corporation’s MBS, the contractual maturity distribution of the Corporation’s other debt securities carried at fair value and HTM debt securities, and the yields on the Corporation’s debt securities carried at fair value and HTM debt securities at December 31, 2014 are summarized in the table below. Actual maturities may differ from the contractual or expected maturities since borrowers may have the right to prepay obligations with or without prepayment penalties.

Maturities of Debt Securities Carried at Fair Value and Held-to-maturity Debt Securities

	December 31, 2014
	Due in One Year or Less		Due after One Year through Five Years		Due after Five Years through Ten Years		Due after Ten Years		Total
(Dollars in millions)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)
Amortized cost of debt securities carried at fair value
U.S. Treasury and agency securities	$577	0.41%	$51,153	1.60%	$17,535	2.10%	$1,480	3.00%	$70,745	1.78%
Mortgage-backed securities:
Agency	28	4.60	24,283	2.70	152,950	2.80	2,175	3.00	179,436	2.80
Agency-collateralized mortgage obligations	794	0.40	2,874	2.00	10,488	2.80	19	0.60	14,175	2.50
Non-agency residential	517	5.09	1,834	5.39	1,236	4.78	4,443	10.61	8,030	8.15
Commercial	188	9.69	590	2.32	3,150	2.80	3	2.83	3,931	3.07
Non-U.S. securities	18,991	0.98	2,261	3.83	68	6.23	—	—	21,320	1.30
Corporate/Agency bonds	59	1.79	112	3.77	94	3.74	96	0.63	361	2.43
Other taxable securities, substantially all asset-backed securities	3,199	1.34	5,707	1.22	1,376	1.81	796	4.36	11,078	1.59
Total taxable securities	24,353	1.16	88,814	2.07	186,897	2.80	9,012	6.86	309,076	2.56
Tax-exempt securities	929	0.97	3,768	1.13	3,082	1.15	1,777	0.86	9,556	1.14
Total amortized cost of debt securities carried at fair value	$25,282	1.16	$92,582	2.03	$189,979	2.77	$10,789	5.87	$318,632	2.51
Amortized cost of held-to-maturity debt securities (2)	$108	0.84	$19,513	2.40	$39,917	2.30	$228	3.31	$59,766	2.40

Debt securities carried at fair value
U.S. Treasury and agency securities	$577		$51,383		$17,633		$1,543		$71,136
Mortgage-backed securities:
Agency	29		24,859		153,649		2,206		180,743
Agency-collateralized mortgage obligations	795		2,838		10,596		19		14,248
Non-agency residential	521		1,849		1,316		4,513		8,199
Commercial	191		594		3,212		3		4,000
Non-U.S. securities	18,982		2,309		71		—		21,362
Corporate/Agency bonds	60		117		96		95		368
Other taxable securities, substantially all asset-backed securities	3,202		5,699		1,399		790		11,090
Total taxable securities	24,357		89,648		187,972		9,169		311,146
Tax-exempt securities	929		3,770		3,078		1,772		9,549
Total debt securities carried at fair value	$25,286		$93,418		$191,050		$10,941		$320,695
Fair value of held-to-maturity debt securities (2)	$108		$19,762		$39,538		$233		$59,641

(1)
Average yield is computed using the effective yield of each security at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and excludes the effect of related hedging derivatives.

(2)	Substantially all U.S. agency MBS.
Certain Corporate and Strategic Investments
The Corporation’s 49 percent investment in a merchant services joint venture, which is recorded in other assets on the Consolidated Balance Sheet and in All Other, had a carrying value of $3.1 billion and $3.2 billion at December 31, 2014 and 2013. For additional information, see Note 12 – Commitments and Contingencies.
In 2013, the Corporation sold its remaining investment in China Construction Bank Corporation (CCB) and realized a pretax gain of $753 million in All Other reported in equity investment income in the Consolidated Statement of Income. The strategic assistance agreement between the Corporation and CCB, which includes cooperation in specific business areas, extends through 2016.